Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Funds
Entity Central Index Key	0000225930
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class A
Trading Symbol	TEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$121	1.10%
[1]
Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton Foreign Fund returned 20.18%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	20.18	9.38	7.00
Class A (with sales charge)	13.60	8.15	6.39
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,443,792,095
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 16,846,479
Investment Company Portfolio Turnover	47.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class C
Trading Symbol	TEFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$203	1.85%
[3]
Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton Foreign Fund returned 19.30%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	19.30	8.55	6.20
Class C (with sales charge)	18.30	8.55	6.20
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,443,792,095
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 16,846,479
Investment Company Portfolio Turnover	47.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R
Trading Symbol	TEFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$148	1.35%
[5]
Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Templeton Foreign Fund returned 19.86%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	19.86	9.10	6.74
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,443,792,095
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 16,846,479
Investment Company Portfolio Turnover	47.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R6
Trading Symbol	FTFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$82	0.74%
[7]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton Foreign Fund returned 20.56%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	20.56	9.75	7.41
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,443,792,095
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 16,846,479
Investment Company Portfolio Turnover	47.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Advisor Class
Trading Symbol	TFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$94	0.85%
[9]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton Foreign Fund returned 20.51%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	20.51	9.65	7.26
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,443,792,095
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 16,846,479
Investment Company Portfolio Turnover	47.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class A
Trading Symbol	TEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	1.04%
[11]
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton World Fund returned 13.89%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	13.89	8.94	8.22
Class A (with sales charge)	7.62	7.72	7.61
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,939,046,127
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 19,825,255
Investment Company Portfolio Turnover	107.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class C
Trading Symbol	TEWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$191	1.79%
[13]
Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton World Fund returned 12.98%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	12.98	8.10	7.39
Class C (with sales charge)	11.99	8.10	7.39
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,939,046,127
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 19,825,255
Investment Company Portfolio Turnover	107.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class R6
Trading Symbol	FTWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$81	0.76%
[15]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton World Fund returned 14.16%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	14.16	9.25	8.54
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,939,046,127
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 19,825,255
Investment Company Portfolio Turnover	107.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Advisor Class
Trading Symbol	TWDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$85	0.79%
[17]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton World Fund returned 14.09%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	14.09	9.20	8.48
MSCI All Country World Index-NR	22.35	10.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,939,046,127
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 19,825,255
Investment Company Portfolio Turnover	107.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Strategies [Text Block]	On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
Material Fund Change Risks Change [Text Block]	In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.